Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Central Index Key	0001944552
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41773
Entity Registrant Name	Adlai Nortye Ltd.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o PO Box 309
Entity Address, Address Line Two	Ugland House
Entity Address, City or Town	Grand Cayman
Entity Address, Postal Zip Code	KY1-1104
Entity Address, Country	KY
Title of 12(b) Security	American Depositary Shares, each representing three Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	ANL
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	Mazars USA LLP
Auditor Location	New York, USA
Auditor Firm ID	339
Amendment Description	This Amendment No. 1 to Form 20-F (the “Form 20-F/A”) amends our annual report on Form 20-F for the year ended December 31, 2023 (the “Original Form 20-F”), which was originally filed with the U.S. Securities and Exchange Commission on April 19, 2024. The purpose of this Form 20-F/A is to include in the Original Form 20-F (1) the Report of Independent Registered Public Accounting Firm (the “Auditor's Report”) dated April 13, 2023 in connection with the Company’s consolidated statements of operations and comprehensive loss, changes in shareholders’ equity and cash flows for the year ended December 31, 2021, and (2) the Company’s accompanying consolidated statements of operations and comprehensive loss, changes in shareholders’ equity and cash flows for the year ended December 31, 2021 and the related notes. This Form 20-F/A does not reflect events occurring after the filing of the Original Form 20-F and does not modify or update the disclosure therein in any way except as described above. No other changes have been made to the Original Form 20-F. The filing of this Form 20-F/A should not be understood to mean that any statements contained in the Original Form 20-F, as amended by this Form 20-F/A, are true or complete as of any date subsequent to the original filing date of the Original Form 20-F. Accordingly, this Form 20-F/A should be read in conjunction with the Original Form 20-F.In addition, pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Company is including new certifications by the Company’s principal executive officer and principal financial officer as exhibits to this Form 20-F/A pursuant to Rule 13a-14(a) of the Exchange Act.
Amendment Flag	true
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Address Line One	Building 6 & 8, 1008 Xiangwang Street
Entity Address, Address Line Two	Yuhang District
Entity Address, City or Town	Hangzhou
Entity Address, Postal Zip Code	311121
Entity Address, Country	CN
Contact Personnel Name	Yang Lu
City Area Code	+86
Local Phone Number	0571-2891-8385
Contact Personnel Email Address	ir@adlainortye.com
ClassA Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	93,710,805
ClassB Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	16,990,000